Robeco Investment Funds

Robeco Boston Partners Long/Short Equity Fund

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated June 16, 2010

to the Institutional Class and Investor Class Prospectuses

dated December 31, 2009

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

THIS SUPPLEMENT SUPERSEDES AND REPLACES THE SUPPLEMENT DATED MAY 7, 2010.

Effective May 7, 2010 the Robeco Boston Partners Long/Short Equity Fund (the “Fund”) is closed to all investments (new and subsequent), with the exception of dividend reinvestments, and, effective immediately, defined contribution retirement plans of private employers and governed by ERISA or of state and local governments.

Robeco Investment Management, Inc. (“Robeco”), however, reserves the right to reopen the Fund to new investments from time to time at their discretion, should the assets of the Fund decline by more than 5% from the date of the last closing of the Fund. In addition, if Robeco reopens the Fund, Robeco has discretion to close the Fund thereafter should the assets of the Fund increase by more than 5% from the date of the last reopening of the Fund.

Please retain this Supplement for future reference.

Robeco Investment Funds

SAM Sustainable Global Active Fund

(INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

Supplement dated June 16, 2010

to the Institutional Class, Investor Class, Class A and Class C Prospectuses

dated December 31, 2009, as supplemented (the “Prospectuses”)

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES.

On June 14, 2010, the Board of Directors of The RBB Fund, Inc. voted to postpone indefinitely the liquidation of the SAM Sustainable Global Active Fund (the “Fund”), as described in the supplement to the Prospectus dated May 7, 2010. Effective immediately, the Fund will reopen to new investors and existing shareholders.

Please retain this Supplement for future reference.